Finance debt (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Opening balance	$ 23,162	$ 28,801
Proceeds from finance debt	5,320	2,129
Repayment of principal (*)	(3,274)	(6,571)
Repayment of interest (*)	(1,836)	(1,923)
Accrued interest (**)	2,076	1,981
Foreign exchange/ inflation indexation charges	7	685
Translation adjustment	986	(1,940)
Ending balance	26,441	23,162
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Opening balance	5,563	6,090
Proceeds from finance debt	2,218	1,132
Repayment of principal (*)	(729)	(526)
Repayment of interest (*)	(704)	(418)
Accrued interest (**)	882	483
Foreign exchange/ inflation indexation charges	51	177
Translation adjustment	785	(1,375)
Ending balance	8,066	5,563
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Opening balance	17,599	22,711
Proceeds from finance debt	3,102	997
Repayment of principal (*)	(2,545)	(6,045)
Repayment of interest (*)	(1,132)	(1,505)
Accrued interest (**)	1,194	1,498
Foreign exchange/ inflation indexation charges	(44)	508
Translation adjustment	201	(565)
Ending balance	$ 18,375	$ 17,599